Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	66,632,000	91,893,000	76,419,000
Revaluation	€ 7,480	€ 5,873
Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation	7,491	6,120
Revaluation account [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation	7,988	6,443
Revaluation deficit [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation deficit	€ 496	€ 323
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company	32.60%
Vereniging Aegon [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company	32.60%
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 0.12
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	53,747,701	66,583,671
Common shares [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 0.12
Number of common shares	2,098,114,000	2,105,139,000	2,095,648,000
Common share B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 0.12
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value		€ 0.12
Number of common shares	12,884,400	25,309,920
Common share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	571,795,000	585,022,000	585,022,000
Common share B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	12,884,400
Common Share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	53,747,701
Common Share [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 12	€ 12
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation of treasury shares	9,491
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		66,583,671
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares	12,884,000	25,310,000	13,856,000
Cancellation of treasury shares	13,227
Common shares B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		25,309,920